Liability for Employee Rights upon Retirement, Net (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Liability for employee rights upon retirement, net	₪ 14	₪ 15
Total liability	26	27
Fair value of the plan assets severance pay fund	20	20
Defined benefit plans expense	2	3
Group's liability for adaptation grants to employees	₪ 8	₪ 8